UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from January 1, 2014 to January 31, 2014

Commission File Number of issuing entity:	333-188984

SCOTIABANK COVERED BOND GUARANTOR LIMITED PARTNERSHIP
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-188984

THE BANK OF NOVA SCOTIA
(Exact name of depositor and sponsor as specified in its charter)

Ontario, Canada	Not applicable
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

40 King Street West, 64th Floor, Toronto, Ontario, Canada M5H 1H1	M5H 1H1
(Address of principal executive offices of the issuing entity)	(Zip Code)

(416) 866-3672
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Not applicable	☐	☐	Ö

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes Ö  No ☐

SEC 2503 (03-05)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

EXPLANATORY NOTE

This Form 10-D/A amends and supersedes in its entirety the Form 10-D/A and EX-99.1 previously filed on July 17, 2014 (Film No. 14978898) (the “Previous Amendment”). EX-99.1 to the Previous Amendment contained a coding error that produced extraneous data. EX-99.1 hereto has been modified to correct the erroneous coding.

This Form 10-D/A also amends and supersedes in its entirety the Form 10-D and EX-99.1 previously filed on February 14, 2014. The following information in EX-99.1 has been updated: (a) Asset Coverage Test section (I) A changes from $9,027,750,823 (A(i) $9,027,750,823 and A(ii) $10,452,244,072) to $10,463,064,727 (A(i) $11,250,607,233 and A(ii) $10,463,064,727), (II) C changes from $1,280,526 to $1,280,539 and (III) Total: A+B+C+D+E-F correspondingly changes from $9,915,027,658 to $11,350,341,575, (b) Valuation Calculation = Asset Value – Liability Value section (I) A changes from $9,027,750,823 (A(i) $11,273,987,133 and A(ii) $9,027,750,823) to $11,273,987,239 (A(i) $11,273,987,239 and A(ii) $20,758,681,986), (II) C changes from $1,280,526 to $1,280,539 and (III) Total: A+B+C+D+E+F correspondingly changes from $9,915,027,658 to $12,161,264,086, and (c) Portfolio Property Type Distribution section for Multi Family changes from $212,781,399.48 to $217,856,475.01 and Total correspondingly changes from $11,234,830,782.23 to $11,239,905,837.76. All other amounts in EX-99.1 remain unchanged.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein, and is incorporated by reference herein from the Monthly Investor Report that is filed as Exhibit 99.1 to this Form 10-D.

The Bank of Nova Scotia (the “Bank”) made the following distributions during the reporting period on outstanding Series of Covered Bonds:

 None

PART II – OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

During the period covered by this report, the Issuing entity did not guarantee and the Bank did not issue any Covered Bonds.

Item 9. Exhibits.

(a)	List the documents filed as a part of the report.

99.1           Monthly Investor Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

SCOTIABANK COVERED BOND GUARANTOR LIMITED PARTNERSHIP
(Issuing entity)

Date:	July 17, 2014	By:	THE BANK OF NOVA SCOTIA
(Servicer)

/s/ Ian Berry
(Signature) Ian Berry Managing Director & Head, Funding